Long-term Investments (Narrative, Investee D) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended							1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Internet service company, Investee D [Member]		Dec. 31, 2012 Internet service company, Investee D [Member]		Dec. 31, 2013 Ordinary shares [Member] Internet service company, Investee D [Member]	Dec. 31, 2013 Ordinary shares [Member] Internet service company, Investee D [Member]
Schedule of Cost-method Investments [Line Items]
Ownership percentage								4.13%
Purchase price				$ 15,000	[1]	$ 0	[1]	$ 15,000	$ 15,000
Impairment on cost method investment	$ 867	$ 761	$ 666						$ 0

[1]	In December 2013, the Group invested in Investee D to purchase 4.13% of its ordinary shares for purchase prices of $15,000. The Group used the cost method of accounting to record these investments since the Group does not have the ability to exercise significant influence over the operating and financing activities. The management of the Group determined that there was no impairment on such investments during the year ended December 31, 2013.